ANNUAL REPORT

APRIL 30, 2001

THE AAL U.S. GOVERNMENT ZERO
COUPON TARGET FUND SERIES 2001

THE AAL U.S. GOVERNMENT ZERO
COUPON TARGET FUND SERIES 2001

[THE AAL MUTUAL FUNDS LOGO APPEARS HERE]

[PHOTO APPEARS HERE]

DEAR AAL MUTUAL FUND SHAREHOLDER:

We are pleased to provide you with The AAL U.S. Government Zero Coupon Target Funds Annual Report dated April 30, 2001.

Shareholders of The AAL U.S. Government Zero Coupon Target Fund 2001, please note that this Fund will be maturing on November 15, 2001. You will receive more information about this and what action you need to take later this year.

In addition to the Target Funds, which are no longer open to investors, we offer 15 other mutual funds in class A and B shares, with diverse investment objectives to help you build a better financial future. A listing of The AAL Mutual Funds and the securities in which they invest is included below.

 EQUITY FUNDS                                INDEX FUNDS
 o The AAL Technology Stock Fund            o  The AAL Small Cap Index Fund II
 o The AAL Aggressive Growth Fund           o  The AAL Mid Cap Index Fund II
 o The AAL Small Cap Stock Fund             o  The AAL Large Company Index Fund II
 o The AAL Mid Cap Stock Fund                FIXED-INCOME FUNDS
 o The AAL International Fund               o  The AAL High Yield Bond Fund
 o The AAL Capital Growth Fund              o  The AAL Municipal Bond Fund
 o The AAL Equity Income Fund               o  The AAL Bond Fund
 o The AAL Balanced Fund                    o  The AAL Money Market Fund

To invest in any of these Funds, you can either use new dollars to purchase shares or exchange your current Target Fund shares for those of another Fund--at no additional sales charge. For more information about these Funds, contact your AAL representative to receive current prospectuses. Or call Capital Connection® at (800) 553-6319 to learn about using the exchange privilege or to order your complimentary prospectus kit. Please read the prospectuses carefully before you invest or send money.

Thank you for your continued confidence in The AAL Mutual Funds.

Sincerely,

/s/ Robert G. Same

Robert G. Same
President, AAL Capital Management Corporation

[PHOTO APPEARS HERE]

THE AAL U.S. GOVERNMENT ZERO COUPON
TARGET FUND SERIES 2001 AND 2006

The past year was a very good year for bond funds. Since April of last year, we saw a one half point increase in the federal funds rate on May 16, 2000, raising it to 6.50%. The federal funds rate remained at that level until January 3, 2001, when the Federal Reserve (Fed) surprised the markets with a one half point decline, back to the 6.00% level. The Fed continued its aggressive easing during the first four months of 2001, bringing the Funds rate down to 4.00% on May 15, 2001. This dramatic reduction in rates has improved the value of the securities in The AAL Target Funds.

The question going forward is whether the Fed will continue to reduce rates or if we are in for a period of stability. While there is still a chance that the Fed will further reduce rates, we do not believe it will be at the one half point pace of the recent past. Future reductions, if any, are likely to be of the one quarter of an interest point variety and are more likely to be spread over a longer time frame. In fact, the Fed may well wait to see the effects of these reductions on the economy. If the economy is ultimately gaining momentum toward growth, we may have seen the last reduction by the Fed.

/s/ Alan D. Onstad

Alan D. Onstad
Portfolio Manager

VALUE OF A $10,000 INVESTMENT
INCLUDING 4.75% SALES CHARGE
[MOUNTAIN CHART APPEARS HERE]

                  The AAL U.S.      The AAL U.S.
                   Government        Government      Lehman Brothers
                  Target Fund        Target Fund        Aggregate
                  Series 2001        Series 2006        Bond Index*
DATE                  2001              2006

4/30/91            9,526.02           9,528.65           10,000.00
5/31/91            9,414.50           9,325.32           10,058.00
6/28/91            9,265.80           9,103.51           10,052.97
7/31/91            9,358.74           9,205.18           10,192.71
8/30/91            9,665.43           9,593.35           10,412.87
9/30/91           10,018.59          10,000.00           10,624.25
10/31/91           9,972.12           9,916.82           10,742.18
11/30/91          10,065.06           9,907.58           10,841.01
12/31/91          11,150.46          11,148.65           11,162.99
1/31/92           10,567.17          10,508.26           11,011.17
2/28/92           10,538.01          10,420.93           11,082.81
3/31/92           10,324.14          10,255.98           11,020.37
4/30/92           10,314.42          10,110.44           11,099.89
5/31/92           10,499.12          10,459.74           11,309.35
6/30/92           10,722.72          10,537.37           11,464.97
7/31/92           11,160.18          11,168.06           11,698.98
8/31/92           11,247.67          11,206.87           11,817.40
9/30/92           11,539.31          11,478.55           11,957.60
10/30/92          11,131.01          10,876.97           11,798.96
11/30/92          10,936.59          10,906.08           11,801.66
12/31/92          11,934.12          12,105.45           11,989.34
1/29/93           12,235.33          12,427.29           12,219.26
2/26/93           12,713.11          13,091.74           12,433.00
3/31/93           12,702.73          12,977.54           12,485.01
4/30/93           12,723.50          12,998.31           12,571.84
5/28/93           12,630.02          12,967.16           12,587.78
6/30/93           13,055.87          13,569.32           12,815.88
7/30/93           13,184.55          14,008.73           12,888.35
8/31/93           13,548.48          14,519.47           13,114.40
9/30/93           13,642.06          14,696.66           13,150.41
10/29/93          13,621.27          14,696.66           13,199.48
11/30/93          13,153.36          13,946.20           13,087.26
12/31/93          13,961.98          14,862.99           13,158.20
1/31/94           14,142.06          15,265.66           13,335.85
2/28/94           13,493.78          14,235.31           13,104.16
3/31/94           12,893.52          13,287.87           12,781.05
4/29/94           12,653.42          12,979.95           12,679.00
5/31/94           12,569.38          12,897.05           12,677.25
6/30/94           12,425.32          12,600.98           12,649.19
7/29/94           12,653.42          13,015.48           12,900.51
8/31/94           12,545.37          12,837.84           12,916.44
9/30/94           12,197.22          12,222.00           12,726.35
10/31/94          12,029.15          12,044.35           12,714.95
11/30/94          11,921.10          12,079.88           12,686.76
12/30/94          12,758.82          13,157.57           12,774.48
1/31/95           12,954.31          13,455.42           13,027.31
2/28/95           13,397.41          13,934.59           13,337.00
3/31/95           13,371.35          13,947.54           13,418.77
4/28/95           13,514.70          14,154.74           13,606.28
5/31/95           14,231.49          15,423.88           14,132.80
6/30/95           14,296.65          15,553.38           14,236.38
7/31/95           14,075.10          15,138.97           14,204.62
8/31/95           14,192.39          15,410.93           14,375.93
9/29/95           14,257.56          15,644.03           14,515.95
10/31/95          14,453.04          16,019.59           14,704.66
11/30/95          14,661.56          16,434.01           14,924.93
12/29/95          15,670.13          17,773.55           15,134.48
1/31/96           15,739.96          17,676.04           15,234.82
2/29/96           15,265.11          16,631.36           14,970.04
3/29/96           14,985.79          16,213.49           14,866.00
4/30/96           14,734.39          15,781.68           14,782.45
5/31/96           14,552.83          15,544.89           14,752.44
6/28/96           14,692.49          15,823.47           14,950.57
7/31/96           14,622.66          15,712.04           14,991.53
8/30/96           14,510.93          15,419.53           14,966.50
9/30/96           14,692.49          15,795.61           15,227.06
10/31/96          14,999.75          16,394.57           15,564.49
11/29/96          15,195.28          16,882.08           15,831.11
12/31/96          15,809.72          17,362.82           15,683.88
1/31/97           15,764.85          17,167.91           15,731.88
2/28/97           15,675.10          17,047.95           15,770.89
3/31/97           15,405.87          16,523.17           15,596.15
4/30/97           15,525.53          16,853.04           15,829.78
5/30/97           15,585.36          16,928.00           15,979.37
6/30/97           15,645.19          17,107.93           16,169.05
7/31/97           15,974.25          17,977.57           16,604.80
8/29/97           15,734.93          17,392.81           16,463.33
9/30/97           15,854.59          17,752.66           16,706.16
10/31/97          16,004.16          18,187.48           16,948.57
11/28/97          15,944.33          18,187.48           17,026.53
12/31/97          16,956.06          19,434.65           17,197.82
1/30/98           17,147.65          19,786.84           17,418.64
2/27/98           17,003.96          19,562.72           17,405.58
3/31/98           16,940.09          19,466.66           17,465.45
4/30/98           16,940.09          19,418.64           17,556.62
5/29/98           16,987.99          19,690.79           17,723.06
6/30/98           17,003.96          19,866.88           17,873.35
7/31/98           16,956.06          19,738.81           17,911.24
8/31/98           17,243.45          20,507.23           18,202.84
9/30/98           17,578.74          21,483.77           18,628.97
10/30/98          17,530.84          21,371.71           18,530.60
11/30/98          17,355.21          21,067.54           18,635.49
12/31/98          18,324.67          22,254.12           18,691.58
1/29/99           18,307.71          22,169.12           18,825.04
2/26/99           18,019.26          21,149.07           18,496.35
3/31/99           18,019.26          21,098.07           18,599.01
4/30/99           17,968.36          21,064.06           18,657.97
5/28/99           17,781.72          20,418.03           18,494.52
6/30/99           17,713.85          20,146.02           18,435.53
7/30/99           17,662.95          19,908.01           18,357.17
8/31/99           17,595.08          19,738.00           18,347.81
9/30/99           17,629.01          19,840.00           18,560.65
10/29/99          17,578.11          19,738.00           18,629.14
11/30/99          17,476.31          19,550.99           18,627.83
12/31/99          18,500.17          20,432.06           18,538.05
1/31/00           18,373.58          20,213.14           18,477.43
2/29/00           18,391.66          20,286.11           18,700.82
3/31/00           18,391.66          20,723.94           18,947.11
4/28/00           18,373.58          20,578.00           18,893.11
5/31/00           18,355.50          20,541.51           18,884.42
6/30/00           18,427.83          21,052.31           19,277.21
7/31/00           18,409.75          21,015.83           19,452.25
8/31/00           18,391.66          21,271.23           19,734.31
9/29/00           18,427.83          21,417.17           19,858.44
10/31/00          18,373.58          21,398.93           19,989.70
11/30/00          18,391.66          21,873.25           20,316.73
12/29/00          19,598.84          23,646.33           20,693.61
1/31/01           19,675.85          23,801.52           21,031.95
2/28/01           19,656.59          24,034.29           21,215.14
3/30/01           19,656.59          24,189.48           21,321.64
4/30/01           20,054.77          24,158.81           21,233.15

* The Lehman Aggregate Bond Index is an unmanaged index that encompasses four classes of fixed-income securities in the United States: U.S. Treasury and U.S. Government agency securities, corporate debt obligations, mortgage-backed securities and asset-backed securities.

AVERAGE ANNUAL TOTAL RETURNS*

                                                                       From
BASED ON NET AMOUNT INVESTED             1-Year    5-Year   10-Year    Inception/1/
The AAL U.S. Government Zero Coupon
Target Fund Series 2001                   7.05%     5.96%     7.73%       8.01%
The AALU.S. Government Zero Coupon
Target Fund Series 2006                  15.28%     8.48%     9.75%      10.04%

*Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

/1/ Since Fund inception, November 14, 1990.

SCHEDULE OF INVESTMENTS
AS OF APRIL 30, 2001

Investment Objective
The Funds seek high, relatively predictable investment returns from U.S. government securities over selected periods of time from two portfolios maturing in 2001 and 2006, assuming investors reinvest the dividends and capital gains distributed by the Funds.

The AAL U.S. Government Zero Coupon Target Fund Series 2001

-----------------------------------------------------------------------------------------------------------
Principal                                                     Yield to            Maturity           Market
Amount             Long-Term Investments (103.0%)             Maturity              Date              Value
--------------------------------------------------------------------------------------------------------------

                   U.S. Zero Coupon (103.0%)
$1,361,000         U.S. Government Zero Coupon Bonds           5.790%            11/15/2001       $1,332,403
                                                       TOTAL INVESTMENTS (103.0%)
                                                       (Amortized cost basis $1,308,875)           1,332,403
--------------------------------------------------------------------------------------------------------------

                                                       Other Assets, Less Liabilities (-3.0%)       (38,627)

--------------------------------------------------------------------------------------------------------------
                                                       Net Assets (100.0%)                         $1,293,776
--------------------------------------------------------------------------------------------------------------

The AAL U.S. Government Zero Coupon Target Fund Series 2006

------------------------------------------------------------------------------------------------------------
Principal                                                     Yield to            Maturity           Market
Amount             Long-Term Investments (102.4%)             Maturity              Date              Value
---------------------------------------------------------------------------------------------------------------

                   U.S. Zero Coupon (102.4%)
$2,158,000         U.S. Government Zero Coupon Bonds           6.250%            11/15/2006        $1,650,458
                                                       TOTAL INVESTMENTS (102.4%)
                                                       (Amortized cost basis $1,399,896)           1,650,458
----------------------------------------------------------------------------------------------------------------

                                                       Other Assets, Less Liabilities (-2.4%)       (38,285)

                                                       Net Assets (100.0%)       $1,612,173

The accompanying notes to the financial statements are an integral part of this schedule.

STATEMENT OF ASSETS AND LIABILITIES
AS OF APRIL 30, 2001

                                                                     The AAL                   The AAL
                                                                 U.S. Government           U.S. Government
                                                               Zero Coupon Target        Zero Coupon Target
                                                                Fund Series 2001          Fund Series 2006
----------------------------------------------------------------------------------------------------------------
Assets:
Investments at cost                                             $1,308,875                   $1,399,896

Investments at value                                           $1,332,403                    $1,650,458

Cash                                                                1,180                         3,734
Prepaid expenses                                                      463                           475
    Total Assets                                               $1,334,046                    $1,654,667
============================================================================================================

Liabilities:
Income distributions payable                                       26,920                        31,021
Accrued expenses                                                   13,350                        11,473
------------------------------------------------------------------------------------------------------------
    Total Liabilities                                             $40,270                       $42,494
============================================================================================================

Net Assets:
Trust capital (beneficial interest)                             1,267,361                     1,354,634
Accumulated undistributed net investment income (loss)                309                           805
Accumulated undistributed net realized gain (loss) on investments   2,578                         6,172
Net unrealized appreciation/(depreciation) on investments          23,528                       250,562
------------------------------------------------------------------------------------------------------------
    Total Net Assets                                            1,293,776                     1,612,173
============================================================================================================

Total Liabilities & Capital                                    $1,334,046                     $1,654,667
============================================================================================================

Shares of beneficial interest outstanding
(unlimited number of shares authorized)                           126,812                       131,905
Net asset value per share                                          $10.20                        $12.22
Maximum public offering price                                      $10.71                        $12.83

The accompanying notes to the financial statements are an integral part of this schedule.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 2001

                                                                       The AAL                  The AAL
                                                                   U.S. Government          U.S. Government
                                                                 Zero Coupon Target        Zero Coupon Target
                                                                  Fund Series 2001         Fund Series 2006
--------------------------------------------------------------------------------------------------------------

Investment Income
 Taxable interest                                                       $101,826              $107,814
--------------------------------------------------------------------------------------------------------------
     Total Investment  Income                                            101,826               107,814
==============================================================================================================

Expenses
Administrative service and pricing fees                                    1,092                 1,092
Audit and legal fees                                                       6,515                 6,516
Custody fees                                                                 637                   626
Printing and postage expense                                                 742                   789
SEC and state registration expense                                         1,562                 1,563
Transfer agent fees                                                        1,424                 1,510
Trustees fees and expenses                                                 4,287                  4,287
Other expenses                                                                65                    65
-----------------------------------------------------------------------------------------------------------
     Total Expenses Before Reimbursement                                 $16,324               $16,448
==============================================================================================================

     Less Reimbursement from Adviser                                      (2,821)               (1,183)
==============================================================================================================

     Total Net Expenses                                                  $13,503               $15,265
==============================================================================================================

Net Investment Income                                                    $88,323               $92,549
==============================================================================================================

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments                                 3,122                 8,409
Change in net unrealized appreciation/depreciation on investments          4,531               119,354
--------------------------------------------------------------------------------------------------------------
  Net Realized and Unrealized Gains (Losses) on Investments               $7,653              $127,763
==============================================================================================================

Net Increase (Decrease) in Net Assets Resulting From Operations          $95,976              $220,312
==============================================================================================================

The accompanying notes to the financial statements are an integral part of this schedule.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED APRIL 30, 2001

                                                        The AAL U.S. Government              The AAL U.S. Government
                                                        Zero Coupon Target Fund              Zero Coupon Target Fund
                                                              Series 2001                          Series 2006
                                                       Year Ended     Year Ended          Year Ended        Year Ended
                                                        4/30/2001     4/30/2000           4/30/2001         4/30/2000
------------------------------------------------------------------------------------------------------------------------

Operations
Net investment income                                    $88,323         $89,751           $92,549       $92,167
Net realized gains on investments                          3,122           2,818             8,409         5,745
Change in net unrealized appreciation/depreciation
on investments                                             4,531         (60,021)          119,354      (134,565)
-------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting
from Operations                                          $95,976         $32,548          $220,312      $(36,653)
=========================================================================================================================

Distributions to Shareholders
From net investment income                               (88,323)        (89,751)          (92,549)      (92,167)
From net realized gains                                   (1,502)         (3,794)           (6,460)      (12,236)
-------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                     $(89,825)       $(93,545)         $(99,009)    $(104,403)
=========================================================================================================================

Trust Share Transactions
Purchases of trust shares                                     -             -                   -             -
Income dividends reinvested                               86,560          87,753            90,796        90,293
Capital gains distributions reinvested                     1,477           3,732             6,409        12,139
Redemption of trust shares                              (228,372)       (148,371)          (73,828)      (68,643)
-------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Trust Capital               $(140,335)       $(56,886)          $23,377       $33,789
=========================================================================================================================

Net Increase (Decrease) in Net Assets                  $(134,184)      $(117,883)         $144,680     $(107,267)
=========================================================================================================================

Net Assets Beginning of Period                        $1,427,960      $1,545,843        $1,467,493    $1,574,760
=========================================================================================================================

Net Assets End of Period                              $1,293,776      $1,427,960        $1,612,173    $1,467,493
=========================================================================================================================

Accumulated Undistributed Net Investment Income             $309            $309              $805          $805
=========================================================================================================================

The accompanying notes to the financial statements are an integral part of this schedule.

NOTES TO FINANCIAL STATEMENTS
As of April 30, 2001

A: Organization
The AAL Mutual Funds (“Funds” or “Trust”) was organized as a Massachusetts Business Trust on March 31, 1987, and is registered as a management investment company under the Investment Company Act of 1940. The Trust commenced operations on July 16, 1987, and currently consists of thirteen equity Funds, six fixed-income Funds and a money market Fund. The other portfolios of the Trust not included above are printed under separate annual reports.

On November 14, 1990, The AAL U.S. Government Zero Coupon Target Funds Series 2001 and 2006 commenced operations. Effective June 1, 1993, the Board of Trustees of the AAL Mutual Funds closed The AAL U.S. Government Zero Coupon Target Funds Series 2001 and 2006 to new shareholders and to additional purchases of shares by existing shareholders.

B: Significant Accounting Policies
The principal accounting policies of the Funds discussed in this report are:

Valuation--Securities traded on national securities exchanges are valued at last reported sales prices. All other securities are valued at the latest bid quotation if such quotations are readily available. Otherwise, such securities are valued at a fair value as determined in good faith by the investment adviser under supervision of the Board of Trustees.

Federal Income Taxes--Each Fund intends to comply with the requirements of the Internal Revenue Code, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. The Funds accordingly anticipate paying no federal income taxes and no federal income tax provision was required.

Distribution to Shareholders--Net investment income is distributed to each shareholder as a dividend. Dividends from the Target Funds are declared daily and distributed annually. Net realized gains from securities transactions, if any, are distributed at least annually in the calendar year.

Other--For financial statement purposes, investment security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discount is amortized over the life of the respective bonds. Realized gains or losses on sales are determined on a specific cost identification basis. Generally accepted accounting principles require permanent financial reporting and tax differences be reclassified to trust capital.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

C: Investment Advisory Management Fees and Transactions with Related Parties
The Trust has entered into an Investment Advisory Agreement with AAL Capital Management Corporation (the “Adviser”) under which the two separate Target Fund portfolios pay a fee for investment advisory services. The annual rate of fees under the Investment Advisory Agreement are calculated at: 0.50 of 1 percent of the average daily net assets of The AAL U.S. Government Zero Coupon Target Funds Series 2001 and Series 2006. Payments under the Investment Advisory Agreement were discontinued effective July 1, 1993. For the period May 1, 1995, through October 31, 1995, the Adviser entered into a sub-advisory agreement with Duff & Phelps Investment Management Co. (the “Sub-Adviser”). The sub-advisory fee, which was paid by the Adviser, was equal to: 0.10 of 1% of the average daily net assets for The AAL U.S. Government Zero Coupon Target Funds. Effective November 1,1995, the sub-advisory agreement was terminated.

The Trust has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Trust to use a portion of its assets to finance certain sales activities relating to the distribution of shares to investors. Payments under the plan are equal to a maximum of 0.10 of 1% of average daily net assets. Payments under the Plan were discontinued effective July 1, 1993.

Each trustee who is not affiliated with AAL or the Adviser receives an annual fee from the Funds for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Each participant’s deferred compensation account will increase or decrease as if it were invested in shares of the selected Funds.

Trustees not participating in the above plan received $998 in fees for fiscal 2000-2001 from the Target Funds. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees of the Trust. In addition, the Funds reimbursed unaffiliated trustees for reasonable expenses incurred in relation to attendance at the meetings.

Each Fund is charged for those expenses that are directly attributable to it, such as advisory, custodian and certain shareholder service fees, while other expenses that cannot be directly attributable to a Fund are allocated among the Funds in proportion to the net assets, number of shareholder accounts or other reasonable basis of the respective Fund.

The Adviser voluntarily has reimbursed The AAL U.S. Government Zero Coupon Target Funds for all expenses in excess of 1% of average daily net assets since inception.

AAL is the parent company for AAL Capital Management Corporation.

D. Federal Income Tax Information (unaudited)
In early 2001, shareholders received information regarding all distributions paid to them by the Funds during the calendar year 2000. The Funds hereby designate the following as long-term capital gains:

        Series 2001       $1,502.
        Series 2006       $6,460.

E: Security Transactions
During the years ended April 30, 2001, and April 30, 2000, purchases and sales of securities other than short-term obligations were as follows:

                        Purchases                        Sales
                  4/30/2001     4/30/2000        4/30/2001   4/30/2000
---------------------------------------------------------------------------
Series 2001             --            --        $238,604      $163,678
---------------------------------------------------------------------------
Series 2006             --            --          82,158        87,927

All purchases and sales of The U.S. Government Zero Coupon Target Funds were in U.S. government obligations.

Cost of investments is substantially the same for financial reporting purposes and Federal income tax purposes.

The gross unrealized appreciation on investments at April 30, 2001, and April 30, 2000, were as follows:

                                          4/30/2001                                        4/30/2000
------------------------------------------------------------------------------------------------------------------------
                                                     Net                                                  Net
                                                     Unrealized                                           Unrealized
                  Appreciation       (Depreciation)  Apreciation        Appreciation    (Depreciation)    Appreciation
------------------------------------------------------------------------------------------------------------------------
Series 2001           $23,528             $-          $23,528             $18,997              $-         $18,997
------------------------------------------------------------------------------------------------------------------------
Series 2006           250,562              -          250,562             131,208               -         131,208

F. Trust Transactions
Transactions in Trust shares for the years ended April 30, 2001, and April 30, 2000, were as follows:

                                                      Series 2001                       Series 2006
                                             4/30/2001       4/30/2000              4/30/2001    4/30/2000
------------------------------------------------------------------------------------------------------------------------
Shares purchased                                  -                -                  -               -
Income dividends reinvested                   8,506            8,578              7,452           8,057
Capital gains reinvested                        145              364                530           1,071
Shares redeemed                            (22,379)         (14,310)            (6,266)         (6,039)
------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) of
Trust Shares                               (13,728)          (5,368)              1,716           3,089
------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
PER SHARE INFORMATION

Series 2001

                                                   Year Ended     Year Ended     Year Ended    Year Ended     Year Ended
                                                    4/30/2001      4/30/2000      4/30/1999     4/30/1998      4/30/1997
-----------------------------------------------------------------------------------------------------------------------------

Net asset value: Beginning of period                 $10.16         $10.59          $10.61        $10.38       $10.55

Income from Investment Operations
Net investment income                                  0.65           0.65            0.64          0.63         0.64
Net realized and unrealized gain (loss) on Investments 0.05         (0.40)            0.02          0.30       (0.07)
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                       0.70           0.25            0.66          0.93         0.57
=============================================================================================================================

Distributions from:
Net investment income                                (0.65)         (0.65)          (0.64)        (0.63)       (0.64)
Net realized capital gains                           (0.01)         (0.03)          (0.04)        (0.07)       (0.10)
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (0.66)         (0.68)          (0.68)        (0.70)       (0.74)
=============================================================================================================================

Net increase (decrease) in net asset value             0.04         (0.43)          (0.02)          0.23       (0.17)
Net asset value: end of period                       $10.20         $10.16          $10.59        $10.61       $10.38
=============================================================================================================================

Total return                                          7.05%          2.38%           6.23%         9.17%        5.42%
Net assets: end of period (in thousands)             $1,294         $1,428          $1,546        $1,525       $1,711
Ratio of expenses to average net assets (a)           0.98%          1.00%           1.00%         0.77%        0.97%
Ratio of net investment income to average
net assets (b)                                        6.39%          6.20%           5.88%         6.16%        6.08%
Portfolio turnover rate                               0.00%          0.00%           0.00%         0.00%        0.00%
=============================================================================================================================

(a) Computed after giving effect to adviser's expense limitation undertaking. If the Funds had paid all of their expenses, the
     ratio would have been as follows:                1.18%          1.02%           1.00%          0.84%       0.99%
(b) If the Funds had paid all of their expenses, the ratio of net investment income to average assets would have been as
     follows:                                         6.18%          6.18%           5.88%          6.10%       6.07%

Series 2006

                                                       Year Ended      Year Ended    Year Ended    Year Ended    Year Ended
                                                        4/30/2001       4/30/2000     4/30/1999     4/30/1998     4/30/1997
--------------------------------------------------------------------------------------------------------------------------------

Net asset value: Beginning of period                    $11.27          $12.39          $12.13       $11.24        $11.33

Income from Investment Operations
Net investment income                                     0.72            0.72            0.71         0.70          0.71
Net realized and unrealized gain (loss) on Investments    1.00          (1.02)            0.36         1.00          0.08
--------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                          1.72          (0.30)            1.07         1.70          0.79
================================================================================================================================

Distributions from:
Net investment income                                   (0.72)          (0.72)          (0.71)       (0.70)        (0.71)
Net realized capital gains                              (0.05)          (0.10)          (0.10)       (0.11)        (0.17)
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                     (0.77)          (0.82)          (0.81)       (0.81)        (0.88)
================================================================================================================================

Net increase (decrease) in net asset value                0.95          (1.12)            0.26         0.89        (0.09)
Net asset value: end of period                          $12.22          $11.27          $12.39       $12.13        $11.24
================================================================================================================================

Total return                                            15.28%         (2.29%)           8.69%       15.30%         6.84%
Net assets: end of period (in thousands)                $1,612          $1,467          $1,575       $1,616        $1,453
Ratio of expenses to average net assets (a)              0.99%           0.98%           0.97%        0.82%         1.00%
Ratio of net investment income to average net assets (b) 6.02%           6.21%           5.51%        6.03%         6.22%
Portfolio turnover rate                                  0.00%           0.00%           0.00%        0.00%         0.00%
================================================================================================================================

(a) Computed after giving effect to adviser's expense limitation undertaking.  If the Funds had paid all of their expenses, the
     ratio would have been as follows:                   1.07%           0.98%           0.97%        0.90%         1.17%
(b) If the Funds had paid all of their expenses, the ratio of net investment income to average assets would have been as
     follows:                                            5.95%           6.21%           5.51%        5.96%         6.04%

Report of Independent Accountants

PricewaterhouseCoopers LLP
100 East Wisconsin Avenue
Suite 1500
Milwaukee, WI 53202
Telephone (414) 216-1600

[PRICEWATERHOUSECOOPERS LOGO APPEARS HERE]

To the Shareholders and Trustees of The AAL Mutual Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The AAL U.S Government Zero Coupon Target Fund Series 2001 and The AAL U.S. Government Zero Coupon Target Fund Series 2006 (two of the portfolios constituting The AAL Mutual Funds, the "Funds") at April 30, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS

May 21, 2001

Board                             John O. Gilbert-Chairman of the Board
Of                                F. Gregory Campbell
Trustees                          Woodrow E. Eno
                                  Richard L. Gady
                                  Edward W. Smeds
                                  Lawrence M. Woods

Officers                          Robert G. Same-President
                                  James H. Abitz-Vice-President
                                  Woodrow E. Eno-Vice-President
                                  Charles D. Gariboldi-Treasurer
                                  Frederick D. Kelsven-Secretary

Investment                        AAL Capital Management Corporation
Adviser &                         222 West College Avenue
Distributor                       Appleton, WI  54919-0007

Custodian                         Citibank, N.A.
                                  111 Wall Street
                                  New York, NY  10043

Transfer Agent &                  PFPC, Inc.
Disbursing Agent                  4400 Computer Drive
                                  Westborough, MA  01581

Legal                             Quarles & Brady LLP
Counsel                           411 East Wisconsin Avenue
                                  Milwaukee, WI  53202

Independent                       PricewaterhouseCoopers LLP
Accountant                        Suite 1500
                                  100 East Wisconsin Avenue
                                  Milwaukee, WI  53202

[THE ALL MUTUAL FUNDS LOGO APPEARS HERE]

C-50176AR 6-01